Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Line Items]
LEASES
13.	LEASES

During September 2023, the Company negotiated a contingent lease termination agreement with its landlord for the Berkeley facility lease. If the Company issues 600,000 shares of the new public company to its landlord after the closing of the Merger transaction with GAMC, the Berkeley lease facility will be considered terminated as of September 10, 2023 pursuant to the lease termination agreement. The Company recognized $4.8 million as a liability owed by the Company to its landlord in exchange for terminating its lease agreement early when the termination occurred. As discussed in Note 7, the Company issued 600,000 shares to its landlord after the Closing Date to settle the share-based termination liability as of September 30, 2024.

In August 2024, the Company entered into an agreement with its landlord in the Netherlands to terminate its remaining operating leases, by agreeing to pay $0.2 million to terminate the remaining term of its leases. Pursuant to the termination, the Company recognized a gain on lease termination of $2.0 million during the three and nine months ended September 30, 2024 on the interim condensed consolidated statements of operations and comprehensive loss and derecognized all the remaining operating lease liabilities on the interim consolidated statements of balance sheets at September 30, 2024.

Finance leases were not material at September 30, 2024 and December 31, 2023.

The components of the net lease costs reflected in the Company’s interim condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2024 and 2023 were as follows (in thousands):

	Three Months Ended September,		Nine Months Ended September,
	2024	2023	2024	2023
Operating lease costs	$25	$714	$103	$2,628
Variable lease costs	11	262	28	1,222
Short-term lease costs	8	23	49	115
Total lease costs	$44	$999	$180	$3,965

The weighted average remaining lease term and weighted average discount rate related to the Company’s ROU assets and lease liabilities for its operating leases at December 31, 2023, were as follows:

December 31, 2023
Weighted-average remaining lease term (in years)	8.75
Weighted-average discount rate	6.8%

Supplemental information concerning the cash flow impact arising from the Company’s leases recorded in the Company’s interim condensed consolidated statements of cash flows is detailed in the following table for the nine months ended September 30, 2024 and 2023 (in thousands):

	Three Months Ended September,		Nine Months Ended September,
	2024	2023	2024	2023
Cash paid for amounts included in the measurement of lease liabilities	$29	$661	$208	$2,365

BOLT THREADS, INC. [Member]
Leases [Line Items]
LEASES

12. LEASES

The Company leases and subleases certain office spaces, warehouses, manufacturing facility spaces and equipment under long-term, non-cancelable operating leases with various expiration dates through 2031. A number of the leases include one or more options to renew the lease terms or terminate the lease. The exercise of these options is at the Company’s discretion and is therefore included in the determination of the lease term when it is reasonably certain the Company will exercise such options. As the Company’s leases typically do not contain a readily determinable implicit rate, the Company determines the present value of the lease liability using its incremental borrowing rate at the lease commencement date. Substantially all of the Company’s leases are operating leases. Finance leases were not material as of December 31, 2023 and December 31, 2022.

During December 2020, the Company entered into a sublease agreement with Ginkgo to sublease part of its Emeryville Headquarters. Under this sublease agreement, the Company is the landlord and Ginkgo is the tenant. The Company assessed the related ROU asset for impairment and concluded that the ROU asset was not impaired as of the date the Company entered into the sublease agreement. The 15-month sublease agreement commenced on January 1, 2021 and ended on March 31, 2022. The Company recognized zero and $0.3 million in net sublease income within the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022 respectively. On April 1, 2022, the Company entered into a revised sublease agreement with Ginkgo to sublease the same part of its Emeryville headquarters from Ginkgo starting upon expiration of the original 15-month sublease lease term on March 31, 2022. Under this revised sublease agreement, Ginkgo is now the landlord and the Company is the tenant. This revised sublease agreement is a month-to-month lease with 60-day notice of cancellation and therefore the lease payments for this lease are recognized as incurred. The Company ended this lease agreement in February 2023.

In February 2022, the Company amended a facility lease in Portland, Oregon, to extend the lease term from August 1, 2022 until July 31, 2023, with all other material terms remaining the same. The Company remeasured the ROU asset, lease liability, and straight-line rent expense to reflect the impact of this amendment.

In April 2022, the Company decided to abandon one of its office leases in the Netherlands by the end of June 2022. The Company did not have the practical ability to sublease this space and therefore the amortization of the ROU asset was accelerated to derecognize the ROU asset in a straight-line manner over the remainder of the lease. The lease cost is no longer a straight-line expense as a result of this update (it is the cost of the straight-line lease amortization each month plus the accretion of interest to the lease liability each month, which changes from month to month). The accounting for the lease liability is unchanged and variable lease payments are still expensed as incurred.

In November 2022, the Company amended a 2021 facility lease in Berkeley, California, to shift the contractual lease term by three months and extend the lease term by one month, resulting in a new contractual lease commencement date of July 1, 2022 and a new lease end date of January 31, 2031, with all other material terms remaining the same. The Company remeasured the ROU asset, lease liability, and straight-line rent expense to reflect the impact of this amendment.

As of December 31, 2022, there was $2.3 million held in escrow under an irrevocable letter of credit established concurrent with the Company’s execution of a 2021 facility lease (“Berkeley facility lease”) agreement, which is included in restricted cash, non-current within the consolidated balance sheet. The letter of credit expires no less than sixty days after the expiration of the lease, which is subject to possible extension along with the letter of credit per the lease terms. Upon the occurrence of an event of default as defined by the lease agreement, funds held in escrow can be made available to the landlord up to the total $2.3 million held. As of December 31, 2023, the amount remaining in escrow was immaterial.

During September 2023, the Company negotiated a contingent lease termination agreement with its landlord for the Berkeley facility lease. If the Company issues 600,000 shares of the new public company to its landlord after the closing of the merger transaction with GAMC, the Berkeley lease facility will be considered terminated as of September 10, 2023 pursuant to the lease termination agreement. The Company recognized $4.8 million as a liability owed by the Company to its landlord in exchange for terminating its lease agreement early upon the execution of the agreement. The Company also recognized a loss on lease termination of $0.3 million, which is included in the consolidated statements of operations and comprehensive loss. As of December 31, 2023, the lease termination liability of $5.1 million is included in share-based termination liability on the consolidated balance sheets.

As of December 31, 2023, future payments associated with the Company’s operating lease liabilities were as follows (in thousands):

For the year ended December 31,	Amount
2024	$370
2025	370
2026	370
2027	370
2028	370
Thereafter	1,388
Total minimum lease payment	$3,238
Less: amount representing interest	(786)
Present value of operating lease obligations	$2,452
Operating lease liabilities, current	359
Operating lease liabilities, non-current	2,093
Total operating lease liabilities	$2,452

The components of the net lease costs reflected in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022 were as follows (in thousands):

	2023	2022
Operating lease costs	$2,670	$4,382
Variable lease costs	1,249	1,660
Short-term lease costs	158	1,849
Total lease costs	$4,077	$7,891

Sublease income – net	$—	$348

Short-term lease costs represent the Company’s costs with respect to leases with a duration of 12 months or less and are not reflected on the Company’s consolidated balance sheets. Variable lease costs are comprised of costs, such as the Company’s proportionate share of actual costs for utilities, common area maintenance, property taxes and insurance, that are not included in the measurement of the lease liability and are recognized in the period in which they are incurred.

The weighted average remaining lease term and weighted average discount rate related to the Company’s ROU assets and lease liabilities for its operating leases as of December 31, 2023 and 2022, were as follows:

	2023	2022
Weighted-average remaining lease term (in years)	8.75	8.26
Weighted-average discount rate	6.8%	9.4%

Supplemental information concerning the cash flow impact arising from the Company’s leases recorded in the Company’s consolidated statements of cash flows is detailed in the following table for the years ended December 31, 2023 and 2022 (in thousands):

	2023	2022
Cash paid for amounts included in the measurement of lease liabilities	$2,479	$713